BASIC AND DILUTED NET INCOME PER COMMON SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Earnings Per Share Reconciliation

The following table provides a reconciliation of the numerators and denominators used in computing basic and diluted net income per common share (in thousands, except per share data):

	Three Months Ended
	March 31,
	2012	2013
Computation of basic net income per common share:
Net income	$33,962	$33,764

Weighted average common shares and participating securities outstanding – basic	67,205	66,184

Basic net income per common share	$0.51	$0.51

Computation of diluted net income per common share:
Weighted average common shares and participating securities outstanding – basic	67,205	66,184
Effect of dilutive securities:
Stock-based awards	1,273	1,430

Weighted average common shares outstanding – diluted	68,478	67,614

Diluted net income per common share	$0.50	$0.50

The following table provides a reconciliation of the numerators and denominators used in computing basic and diluted net income per common share (in thousands, except per share data):

	Year Ended December 31,
	2010	2011	2012
Computation of basic net income (loss) per common share:
Income from continuing operations	$124,028	$123,574	$156,087
(Loss) income from discontinued operations, net of tax	(17,819)	37,249	—

Net income	$106,209	$160,823	$156,087

Weighted average common shares and participating securities outstanding — basic	74,555	72,974	66,737

Basic net income (loss) per common share from:
Continuing operations	$1.66	$1.69	$2.34
Discontinued operations	(0.24)	0.51	—

Basic net income per common share	$1.42	$2.20	$2.34

Computation of diluted net income (loss) per common share:
Weighted average common shares and participating securities outstanding — basic	74,555	72,974	66,737
Effect of dilutive securities:
Stock-based awards	1,510	1,522	1,219

Weighted average common shares outstanding — diluted	76,065	74,496	67,956

Diluted net income (loss) per common share from:
Continuing operations	$1.63	$1.66	$2.30
Discontinued operations	(0.23)	0.50	—

Diluted net income per common share	$1.40	$2.16	$2.30